Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(10) Commitments and Contingencies

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to date, the Company is experiencing declining revenues from certain customers. Additionally, it is reasonably possible that estimates made in the financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, including expected collections on receivables.

On February 19, 2020, the Company entered into an employment agreement with the seller of an acquired company. The agreement called for a signing bonus of $750,000 worth of the Company’s common stock to be valued based on the valuation of an initial public offering. In November 2020, the employment agreement was amended and acknowledged that both the $750,000 signing bonus and $450,000 in performance bonus had been fully earned, of which $600,000 was paid through the issuance of 600,000 shares in February 2021. At June 30, 2021, a total of $600,000 is reflected as an accrued liability. In addition, following the issuance of 375,000 shares to the seller of the acquired company, there is a remaining balance of $375,000 of acquisition consideration included in accrued liabilities.

On June 25, 2020, the Company entered into a Severance and Release Agreement with a former consultant in which restricted stock will be issued to the consultant in the amount of $300,000 following the close of an initial public offering. At June 30, 2021, $300,000 was recorded as an accrued liability.

Litigation

The Company is subject to litigation claims arising in the ordinary course of business. The Company believes that it has adequately accrued for legal matters in accordance with the requirements of GAAP. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries. As of June 30, 2021 and December 31, 2020, the Company is not aware of any litigation, pending litigation, or other transactions that would require disclosure under GAAP.

Lease Commitment

The Company is renting office space on a short-term arrangement and the related lease commitment is not significant to the consolidated financial statements.

(12) Commitments and Contingencies

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to date, the Company is experiencing declining revenues from certain customers.

Additionally, it is reasonably possible that estimates made in the financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, including expected collections on receivables.

On February 19, 2020, the Company entered into an employment agreement with the seller of an acquired company. The agreement called for an annual salary of $100,000 with monthly commissions of 5% of gross margins to be paid contingent on bringing in revenues of $200,000 per month as well as a performance bonus of $500,000 of the Company’s common stock contingent at least $400,000 in revenues per month for at least three months in a row. The agreement also called for a signing bonus of $750,000 worth of the Company’s common stock to be valued based on the valuation of an initial public offering. In November 2020, the employment agreement was amended to include an increase in annual salary to $130,000 per year. In the amended agreement, the Company also acknowledged that both the $750,000 signing bonus and $450,000 in performance bonus had been fully earned. With the executed amendment, the Company recorded an additional $450,000 in bonus payable and stock compensation expense during the twelve months ended December 31, 2020, for a total of $1,200,000 reflected as an accrued liability at year-end.

On June 25, 2020, the Company entered into a Severance and Release Agreement with a former consultant in which restricted stock will be issued to the consultant in the amount of $300,000 following the close of an initial public offering. As at December 31, 2020, $300,000 was recorded as an accrued liability and a loss on settlement.

Litigation

The Company is subject to litigation claims arising in the ordinary course of business. The Company believes that it has adequately accrued for legal matters in accordance with the requirements of GAAP. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries. As of December 31, 2020 and 2019, the Company is not aware of any litigation, pending litigation, or other transactions that would require disclosure under GAAP.

Lease Commitment

The Company is renting office space on a month to month arrangement and the related lease commitment is not significant to the consolidated financial statements.